GOODWILL - Reconciliation of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 966	$ 970
Acquired through acquisition	691	117
Foreign exchange and other	(131)	(121)	$ (20)
End of year	$ 1,526	$ 966	$ 970